Equity Investment in Micronet	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity Investment in Micronet [Abstract]
EQUITY INVESTMENT IN MICRONET

NOTE 4 — EQUITY INVESTMENT IN MICRONET

As of March 31, 2021, the Company held 50.31% of Micronet’s issued and outstanding shares. On May 9, 2021, following the exercise of options by minority stockholders, the Company’s ownership interest was diluted to 49.88% and as a result the Company is no longer required to include Micronet’s operating results in its financial statements. From May 9, 2021, the Company accounted for the investment in Micronet in accordance with the equity method.

On June 16, 2021, Micronet announced that it had completed a public equity offering on the TASE. Pursuant to the offering, Micronet sold an aggregate number of 18,400 securities units (the “Units”) at a price of 14.6 NIS per Unit with each Unit consisting of 100 ordinary shares, 25 series A options and 75 series B options, resulting in the issuance of 1,840,000 ordinary shares, 460,000 series A options and 1,380,000 series B options. Micronet raised total gross proceeds of 26,864,000 NIS (approximately $8,290,000) in the Offering. The Company did not participate in the Offering, and, as a result, the Company owned 31.47% of the outstanding ordinary shares of Micronet and 26.83% on a fully diluted basis as of March 31, 2022.

May 9, 2021
Micronet’s fair value as of May 9, 2021	1,127
Net assets	(6,185)
Capital reserve from currency translation	134
Non-controlling interests	2,990
Net loss from loss of control	1,934

NOTE 9 — EQUITY INVESTMENT IN MICRONET

Micronet’s net revenues and net loss are presented if the acquisition date had occurred at the beginning of the annual reporting period.

(USD in thousands)	Year ended December 31, 2021	Year ended December 31, 2020
Revenues	$60,007	$2,262
Net loss	$(36,175)	$(26,419)

Management engaged a third-party valuation firm to assist them with the valuation of the intangible assets that are detailed in the schedule below.

Purchased identifiable intangible assets are amortized on a straight-line basis over their respective useful lives. The table set forth below summarizes the estimates of the fair value of assets acquired and liabilities assumed and resulting gain on bargain purchase. In addition, the following table summarizes the allocation of the preliminary purchase price as of the acquisition date on June 23, 2020:

Micronet Ltd. Purchase Price Allocation

(USD in thousands)

Total cash consideration	$887
Total Purchase Consideration	$887

Less:
Debt-free net working capital	$788
Property and equipment	661
Right of use assets	310
Other assets	26
Borrowings	(1,675)
Severance payable	(95)
Lease liabilities	(101)
Intangible assets – trade name/trademarks	270
Intangible assets – developed technology	1,580
Intangible assets – customer relationship	410
Intangible assets – ground	215
Deferred Tax liability	(362)
Fair value of net assets acquired	$2,027

Noncontrolling interest	$(2,172)
Gain on equity interest	(665)
Equity investment	(921)
Change in investment	(3,758)

Goodwill value	$2,618

Loss of control of Micronet

As of March 31, 2021, the Company held 50.31% of Micronet’s issued and outstanding shares. On May 9, 2021, following the exercise of options by minority stockholders, the Company’s ownership interest was diluted to 49.88% and as a result the Company is no longer required to include Micronet’s operating results in its financial statements. From May 9, 2021, the Company accounted for the investment in Micronet in accordance with the equity method.

On June 16, 2021, Micronet announced that it had completed a public equity offering on the TASE. Pursuant to the offering, Micronet sold an aggregate number of 18,400 securities units (the “Units”) at a price of 14.6 NIS per Unit with each Unit consisting of 100 ordinary shares, 25 series A options and 75 series B options, resulting in the issuance of 1,840,000 ordinary shares, 460,000 series A options and 1,380,000 series B options. Micronet raised total gross proceeds of 26,864 NIS (approximately $8,290) in the Offering. The Company did not participate in the Offering, and, as a result, the Company owned 36.80% of the outstanding ordinary shares of Micronet and 26.56% on a fully diluted basis as of December 31, 2021.

May 9, 2021
USD in thousands
Micronet’s fair value as of May 9, 2021	1,127
Net assets	(6,185)
Capital reserve from currency translation	134
Non-controlling interests	2,990
Net loss from loss of control	(1,934)